COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF PURCHASE COMMITMENT

The Group’s purchase commitments primarily relate to purchase of software and equipment. Total purchase commitments contracted but not yet reflected in the consolidated financial statements as of December 31, 2025 were as follows:

Year ended December 31,	RMB
2026	31,871
2027 and thereafter	288